SHARE-BASED PAYMENT (Tables)	12 Months Ended
Dec. 31, 2025
Schedule of expense arising from share-based payments

	Year Ended December 31,
	2023	2024	2025	2025
	CNY	CNY	CNY	US$

Consultants share-based payment expense	3,074	483	—	—

Schedule of agent warrants

	Number of shares	Exercise price per share
		US$

Outstanding as of December 31, 2023	79,200	3.115
Expired	(79,200)	—
Issued during the year	74,394	2.20
Outstanding as of December 31, 2024	74,394	2.20
Effect of Eight-to-One Share Combination (Note 19)	(65,094)	—
Outstanding as of December 31, 2025	9,300	17.60	*

Schedule of share options

	Number of shares	Exercise price per share
		US$

Outstanding as of December 31, 2023 and 2024	1,620,000	3.115
Effect of Eight-to-One Share Combination (Note 19)	(1,417,500)	—
Expired*	(202,500)	—
Outstanding as of December 31, 2025	—	—

*	The share options expired and lapsed on July 13, 2025, in accordance with the terms of the share option plan.

Schedule of inputs to the models for fair value

Agent warrants 2024

Fair value at the measurement date (US$)	24,451
Fair value at the measurement date (CNY)	178,443
Expected volatility (%)	121.79
Risk-free interest rate (%)	4.17
Expected life (years)	2.63
Share price (US$)	0.68